Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Share Issued Capital

	2023	2022	2021
Issued share capital	Number of ordinary shares	Number of ordinary shares	Number of ordinary shares
At 1 January	161,960,362	—	55,983,598
Issuance of shares	1,971,083	749,802	23,469,947
Shares issued to PIPE investors	—	13,193,068	—
Reorganisation
- Share exchange (see Note 2)	—	128,376,418	—
- Shares issued to holders of Class A and Class B ordinary shares of Bridgetown 2	—	19,641,074	—
Conversion of preference shares to ordinary shares	—	—	48,385,450
At 31 December	163,931,445	161,960,362	127,838,995

Summary of Reconciliation of Share Capital And Treasury Shares

	2023	2022	2021
	S$’000	S$’000	S$’000
At 1 January	1,081,320	684,347	36,553
Issuance of shares	13,223	8,403	252,338
Shares issued to PIPE investors	—	178,653	—
Transaction cost in relation to issuance of PIPE shares	—	(7,664)	—
Reorganisation	—	217,581	—
Conversion of preference shares to ordinary shares	—	—	395,456
At 31 December	1,094,543	1,081,320	684,347